Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		39 Months Ended	48 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2014
Operating expenses
Consulting fees	$ 221,263	$ 266,164	$ (56,000)	$ 383,288	$ 494,319	$ 647,925	$ 160,500	$ 900,504	$ 1,283,792
Compensation and benefits	591,023	3,473,499	150,813	1,361,355	3,867,370	4,485,064	0	4,635,877	5,997,232
Research and development	2,246	3,025	0	2,246	3,025	3,494	0	3,494	5,740
Insurance	33,645	44,146	7,684	122,722	52,762	101,276	9,910	118,870	241,592
Meals and entertainment			2,302			17,670	9,810	29,782
Professional fees	228,308	198,368	28,657	470,926	486,747	620,162	96,954	802,943	1,273,869
Rent	23,001	16,038	25,451	61,750	50,362	73,256	29,745	131,952	193,702
Travel	44,219	22,629	63,224	51,616	77,840	90,048	63,979	239,133	290,749
Amortization	886	0	0	2,658	0	295	0	295	2,953
General and administrative	450,788	30,412	5,770	489,759	60,301	67,691	22,078	103,286	622,827
Total operating expenses	1,595,379	4,054,281	227,901	2,946,320	5,092,726	6,106,881	392,976	6,966,136	9,912,456
Loss from operations	(1,595,379)	(4,054,281)	(227,901)	(2,946,320)	(5,092,726)	(6,106,881)	(392,976)	(6,966,136)	(9,912,456)
Other income (expense)
Interest income	3,667	13,801	24,436	10,500	102,703	106,044	7,111	137,591	148,091
Interest expense	(3,441,448)	(181,703)	(194,744)	(4,229,612)	(396,022)	(568,859)	(204,350)	(1,030,164)	(5,259,776)
Derivative expense	(53,970)	(311,794)	0	(559,791)	(311,794)	(157,761)	0	(157,761)	(717,552)
Total other income (expense)	(3,491,751)	(479,696)	(170,308)	(4,778,903)	(605,113)	(620,576)	(197,239)	(1,050,334)	(5,829,237)
Net loss	$ (5,087,130)	$ (4,533,977)	$ (398,209)	$ (7,725,223)	$ (5,697,839)	$ (6,727,457)	$ (590,215)	$ (8,016,470)	$ (15,741,693)
Net loss per common share - basic and diluted	$ (0.76)	$ (0.71)		$ (1.16)	$ (0.94)				$ (2.58)
Weighted average number of common shares outstanding - basic and diluted	6,671,537	6,401,723		6,669,896	6,050,535				6,106,136
Net loss per common share - basic			$ (0.07)			$ (1.08)	$ (0.10)
Net loss per common share - diluted			$ (0.07)			$ (1.08)	$ (0.10)
Weighted average number of common shares outstanding - basic			5,880,667			6,204,568	5,880,667
Weighted average number of common shares outstanding - diluted			5,880,667			6,204,568	5,880,667